UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
June 25, 2007 to July 25, 2007

Commission File Number of issuing entity: 333-131374-55

Bear Stearns Second Lien Trust 2007-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-131374

Bear Stearns Asset Backed Securities I LLC
(Exact name of depositor as specified in its charter)

EMC Mortgage Corporation
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Applied for, but not received yet from the I.R.S.
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes II-A, II-M-1, II-M-2, II-M-3, II-M-4, II-M-5, II-M-6, II-B-1, III-A, III-M-1, III-M-2, III-M-3, III-M-4, III-M-5, III-M-6, III-B-1.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of Bear Stearns Second Lien, Mortgage-Backed Notes, Series 2007-1 is attached as Exhibit 99.1.

The group II pre-funding period and group III pre-funding period (the "Pre-Funding Periods") described in the related prospectus ended on July 15, 2007. There has been no further activity relating to the Pre-Funding Periods than what was previously included on the Form 10-D filed on July 9, 2007. This activity was as follows:

On May 31, 2007, $17,802,911.30 was used to purchase 280 loans for Group II and $55,431,781.24 was used to purchase 798 loans for Group III.  Per the related prospectus, any amounts remaining in the account at the end of that period will be distributed as a prepayment of principal to the holders of the related securities. The remaining $1,005.58 was distributed as a principal prepayment on the June 25, 2007 distribution.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
No updates to report.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a)      13.1 Unaudited Interim Financial Statements and Accompanying Discussion included as Exhibit 99.04 to the 8-K filed by Ambac Financial Group, Inc. on July 25, 2007.
   99.1 Monthly distribution report pursuant to Section 5.06 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 26-Jul-2007 11:17.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Bear Stearns Second Lien Trust 2007-1
Date:	July 27, 2007	By: LaSalle Bank National Association
/s/ Andrew Leszczynski
Name: Andrew Leszczynski
Title: First Vice President